Stockholders' equity (Tables)	6 Months Ended
Jun. 30, 2012
Stockholders' equity
Basic and diluted earnings per share

	(unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Net income for the period	2,662	3,827	6,452	6,489	13,278
Remuneration attributed to preferred convertible notes	(33)	(11)	(24)	(44)	(42)
Remuneration attributed to common convertible notes	(14)	(5)	(10)	(19)	(19)
Net income for the period adjusted	2,615	3,811	6,418	6,426	13,217
Earnings per share

Income available to preferred stockholders	989	1,423	2,440	2,430	5,025
Income available to common stockholders	1,626	2,339	3,898	3,996	8,028
Income available to convertible notes linked to preferred	—	35	57	—	118
Income available to convertible notes linked to common	—	14	23	—	47
	2,615	3,811	6,418	6,426	13,218
Weighted average number of shares outstanding (thousands of shares) - preferred shares	1,928,076	1,927,480	2,008,930	1,927,627	2,008,930
Weighted average number of shares outstanding (thousands of shares) - common shares	3,170,048	3,169,813	3,209,349	3,169,871	3,209,349
Total	5,098,124	5,097,293	5,218,279	5,097,498	5,218,279

Weighted average number of convertibles outstanding (thousands of shares) - linked to preferred shares	—	47,285	47,285	—	47,285
Weighted average number of convertibles outstanding (thousands of shares) - linked to common shares	—	18,416	18,416	—	18,416
Total	—	65,701	65,701	—	65,701

Total
Earnings per preferred share	0.51	0.74	1.21	1.26	2.50
Earnings per common share	0.51	0.74	1.21	1.26	2.50
Earnings per convertible note linked to preferred	—	0.97	1.71	—	3.38
Earnings per convertible note linked to common share	—	1.03	1.79	—	3.53